Expense Example - Service and Premier Shares - NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO	Service Shares 1 Year	Service Shares 3 Years	Service Shares 5 Years	Service Shares 10 Years	Premier Shares 1 Year	Premier Shares 3 Years	Premier Shares 5 Years	Premier Shares 10 Years
USD ($)	26	83	145	330	26	83	145	330